SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 [1]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 109,583	$ 99,176
Depreciation expenses	2,781	2,069	$ 1,859
Expenditure for segment assets	3,347	2,475	2,830
OEM of Heat Transfer Solutions and Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	29,440	32,808
Depreciation expenses	1,127	1,027	991
Expenditure for segment assets	1,075	1,126	1,032
Heat Transfer Services and Products [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	28,400	26,889
Depreciation expenses	789	675	603
Expenditure for segment assets	1,400	810	664
MRO services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	24,170	23,044
Depreciation expenses	669	367	265
Expenditure for segment assets	821	539	$ 1,134
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	11,635
Depreciation expenses	196
Expenditure for segment assets	51
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 15,938	$ 16,435
Depreciation expenses
Expenditure for segment assets

[1]	Excluding discontinued operations for the year ended on December 31, 2013.